Note 19 - Income Taxes (Details) - Reconciliation Between Total Income Tax Expense (Benefit) and The Amount Computed By Applying The PRC EIT Statutory Rate To Income Before Income Taxes (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation Between Total Income Tax Expense (Benefit) and The Amount Computed By Applying The PRC EIT Statutory Rate To Income Before Income Taxes [Abstract]
Loss before tax	$ (10,116,814)	$ (8,073,832)	$ (11,076,429)
Income tax expense calculated at 25%	(2,529,204)	(2,018,458)	(2,769,107)
Effect of tax holiday	(4,125,912)	(266,396)	2,206,739
Effect of income tax rate difference in other jurisdictions	1,789,762	305,505	250,412
Non-deductible expenses	1,425,655	267,748	851,680
Non-taxable income	(549,315)	(439,861)	(2,122)
Change in valuation allowance	4,502,928	2,251,520	346,116
Income tax expense	$ 513,914	$ 100,058	$ 883,718